Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment

in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Corporate Center	910	448	(424)

Noncontrolling interests without SEI	796	761	(323)

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Corporate Center	(231)	(660)	(1,948)

Noncontrolling interests without SEI	712	687	(506)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Corporate Center [1]	(139,626)	(143,945)

Noncontrolling interests without SEI	4,749	6,855

Total assets	1,049,165	1,032,005

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location

in	2011	2010	2009

Net revenues (CHF million)

Switzerland	8,584	9,185	10,383

EMEA	6,490	7,411	6,641

Americas	9,417	12,844	13,876

Asia Pacific	1,734	1,946	2,394

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

EMEA	1,313	1,519	649

Americas	2,613	5,036	5,234

Asia Pacific	(920)	(802)	(189)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

end of	2011	2010

Total assets (CHF million)

Switzerland	214,552	185,102

EMEA	277,783	271,001

Americas	469,294	476,808

Asia Pacific	87,536	99,094

Total assets	1,049,165	1,032,005

The designation of total assets by region is based upon customer domicile.